Average Annual Total Returns - Great-West Large Cap Growth Fund	Institutional OneYear	Institutional FiveYears	Institutional TenYears	Institutional SinceInception	Institutional InceptionDate	Institutional Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes) OneYear	Institutional Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes) FiveYears	Institutional Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes) TenYears	Institutional Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes) SinceInception	Investor OneYear	Investor FiveYears	Investor TenYears	Investor SinceInception	Investor Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes) OneYear	Investor Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes) FiveYears	Investor Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes) TenYears	Investor Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes) SinceInception
Total	41.99%	20.85%		18.82%	May 01, 2015	38.49%	21.00%		18.56%	41.45%	20.42%	15.54%		38.49%	21.00%	17.21%